Summary of Significant Accounting Policies and Other Items - Fair Value Measures - Term Loan Due 2020 - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value of debt
Fair value of debt	$ 248.5	$ 231.0
Face value of debt		$ 251.1